SUBSEQUENT EVENTS - Narrative (Details) - Mobile Mini $ in Millions	Jan. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 419
Goodwill	166
Intangible assets	53
Property, plant and equipment	255
Other net liabilities	55
Transaction costs	$ 10